INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ 0	$ 0
Foreign					249,049	0
Total current					249,049	0
Deferred:
Federal					0	0
Foreign					62,997	3,545
Total deferred					62,997	3,545
TOTAL PROVISION FOR INCOME TAXES	$ 343,512	$ 68,214	$ 480,414	$ 205,116	$ 312,046	$ 3,545